Summary of Significant Accounting Policies (Details) - Schedule of depreciation expense recognized in the consolidated statements of income and comprehensive income ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Summary of Significant Accounting Policies (Details) - Schedule of depreciation expense recognized in the consolidated statements of income and comprehensive income [Line Items]
Depreciation for the year	¥ 17,658	$ 2,706	¥ 16,280	¥ 10,833
Operating Expense [Member]
Summary of Significant Accounting Policies (Details) - Schedule of depreciation expense recognized in the consolidated statements of income and comprehensive income [Line Items]
Depreciation for the year	199		216	232
Selling and Marketing Expense [Member]
Summary of Significant Accounting Policies (Details) - Schedule of depreciation expense recognized in the consolidated statements of income and comprehensive income [Line Items]
Depreciation for the year	7,350		7,144	4,769
General and Administrative Expense [Member]
Summary of Significant Accounting Policies (Details) - Schedule of depreciation expense recognized in the consolidated statements of income and comprehensive income [Line Items]
Depreciation for the year	¥ 10,109		¥ 8,920	¥ 5,832